Customer deposits (Narrative) (Detail) - USD ($) $ in Billions	Dec. 31, 2025	Dec. 31, 2024
Deposits From Customers [Line Items]
Adjustment to Funding measured at amortized cost, hedge accounting application	$ (3.6)	$ (5.8)
Funding measured at amortized cost, fixed interest rate	106.1
Funding measured at amortized cost, floating interest rate	$ 4.5